Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment, Net

	As of March 31,
	2012		2013
	(In millions)
Land	Rs.	921	Rs.	926	US$	17
Leasehold improvements		1,405		1,950		36
Buildings		8,637		8,478		155
Plant and machinery		181,235		201,770		3,701
Computers		8,854		9,646		177
Motor vehicles		7		7		—
Furniture and fixtures		1,806		1,937		35

Property, plant and equipment at cost		202,865		224,714		4,121
Less: Accumulated depreciation		(72,761)		(92,533)		(1,697)

		130,104		132,181		2,424
Add: Construction in progress		10,989		7,629		140

Property, plant and equipment, net	Rs.	141,093	Rs.	139,810	US$	2,564

Reconciliation of Asset Retirement Obligations

The following is a reconciliation of the asset retirement obligations for fiscals 2012 and 2013.

	2012		2013
	(In millions)
Asset retirement obligations, April 1,	Rs.	632	Rs.	798	US$	15
Liabilities incurred during the year		48		29		—
Accretion expense		24		43		1
Foreign currency translation adjustments		94		54		1

Asset retirement obligations, March 31,	Rs.	798	Rs.	924	US$	17

IRU
Plant and Machinery Include IRU's

As of March 31, 2012 and 2013, plant and machinery include IRU’s as follows:

	As of March 31,
	2012		2013
	(In millions)
IRUs	Rs.	23,745	Rs.	26,990	US$	495
Accumulated amortization		(8,243)		(10,337)		(190)

IRUs, net	Rs.	15,502	Rs.	16,653	US$	305